Document And Entity Information	Oct. 02, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2019
Entity Registrant Name	Dynavax Technologies Corp
Entity Central Index Key	0001029142
Entity Emerging Growth Company	false
Entity File Number	001-34207
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0728374
Entity Address, Address Line One	2100 Powell Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	848-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DVAX
Security Exchange Name	NASDAQ